FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
First Financial Bancorp. (Parent Company Only) Financial Information

Balance Sheets

	December 31,
(Dollars in thousands)	2014	2013
Assets
Cash	$55,192	$88,420
Investment securities, available for sale	276	229
Other investments	5,399	4,851
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	712,067	557,872
Nonbanks	0	18,682
Total investment in subsidiaries	712,067	576,554
Premises and equipment	1,431	1,455
Other assets	13,870	13,942
Total assets	$795,735	$692,951

Liabilities
Dividends payable	$10,249	$9,178
Other liabilities	1,409	1,612
Total liabilities	11,658	10,790
Shareholders’ equity	784,077	682,161
Total liabilities and shareholders’ equity	$795,735	$692,951

Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2014	2013	2012
Income
Interest income	$73	$75	$55
Noninterest income	92	0	421
Dividends from subsidiaries	31,700	58,700	73,800
Total income	31,865	58,775	74,276

Expenses
Salaries and employee benefits	4,041	4,042	4,612
Miscellaneous professional services	708	663	916
Other	5,307	5,059	5,209
Total expenses	10,056	9,764	10,737
Income before income taxes and equity in undistributed net earnings of subsidiaries	21,809	49,011	63,539
Income tax benefit	(3,674)	(3,659)	(3,869)
Equity in undistributed earnings (loss) of subsidiaries	39,517	(4,321)	(105)
Net income	$65,000	$48,349	$67,303

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2014	2013	2012
Operating activities
Net income	$65,000	$48,349	$67,303
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(39,517)	4,321	105
Depreciation and amortization	24	26	27
Stock-based compensation expense	3,970	3,803	4,186
Deferred income taxes	180	(676)	(207)
(Decrease) increase in dividends payable	1,071	(7,691)	673
(Decrease) increase in other liabilities	(1,654)	7,719	(1,799)
Decrease (increase) in other assets	(264)	1,266	(139)
Net cash provided by (used in) operating activities	28,810	57,117	70,149

Investing activities
Capital contributions to subsidiaries	(27,601)	0	0
Outlays for business acquisitions	(17,065)	0	0
Proceeds from disposal of subsidiaries	18,695	0	0
Proceeds from calls and maturities of investment securities	29	48	0
Purchases of investment securities	(192)	(88)	(474)
Purchases of premises and equipment	0	(80)	0
Other	0	307	109
Net cash provided by (used in) investing activities	(26,134)	187	(365)

Financing activities
Cash dividends paid on common stock	(34,848)	(61,429)	(67,797)
Treasury stock purchase	(697)	(11,778)	(6,806)
Proceeds from exercise of stock options, net of shares purchased	1,056	73	320
Excess tax benefit on share-based compensation	153	686	438
Other	(1,568)	(2,632)	(1,400)
Net cash provided by (used in) financing activities	(35,904)	(75,080)	(75,245)
Decrease in cash	(33,228)	(17,776)	(5,461)
Cash at beginning of year	88,420	106,196	111,657
Cash at end of year	$55,192	$88,420	$106,196